Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total		¥ (30,497)	¥ 326,260	¥ 316,179
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		1,800	(6,461)	(7,279)
Realized gain on investments in equity securities held for operating purposes		221	785	1,092
Equity in earnings of affiliates		32,532	34,248	32,342
Corporate items		(35,996)	(41,884)	(6,439)
Other	[1]	(1,330)	69,677	17,891
Total		¥ (2,773)	¥ 56,365	¥ 37,607

[1]	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.